Major Customers and Concentrations of Credit Risk (Notes)	12 Months Ended
Dec. 31, 2015
Major Customer and Concentrations of Credit Risk [Abstract]
MAJOR CUSTOMERS AND CONCENTRATIONS OF CREDIT RISK
MAJOR CUSTOMERS AND CONCENTRATIONS OF CREDIT RISK

Tesoro accounted for 55%, 83% and 87% of our total revenues in the years ended December 31, 2015, 2014 and 2013, respectively. No revenue was recorded for the Predecessors for transactions with Tesoro in the Terminalling and Transportation segment, except for the RCA tariffs charged to Tesoro on the refined products pipeline included in the acquisition of the West Coast Logistics Assets. QEP Resources accounted for 16% of our total revenues in the year ended December 31, 2015.